Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties

Consolidated Balance Sheets	As of June 30, 2018	As of December 31, 2017
Liabilities:
CSM – payments on behalf of the Partnership (a)	13,704	13,218
Management fee payable to CSM (b)	-	1,016
Due to related parties	$13,704	$14,234
Deferred revenue – current (e)	1,240	2,829
Total liabilities	$14,944	$17,063

Consolidated Statements of Comprehensive Income	For the six-month periods ended June 30,
	2018	2017
Revenues (c)	$12,709	$22,167
Vessel operating expenses	6,154	5,685
General and administrative expenses (d)	963	1,000

Charter Agreements
Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Arionas	1.0	01/2017	05/2018	$11.0 ($10.9)
M/T Amore Mio II	0.9	08/2016	09/2017	$21.0 ($20.7)
M/T Aristotelis	1.0	01/2017	03/2018	$13.8 ($13.6)
M/T Ayrton II	2.0	02/2016	03/2018	$18.0 ($17.8)
M/T Miltiadis M II	0.9	08/2016	08/2017	$25.0 ($24.7)
M/T Miltiadis M II	0.8 to 1.0	10/2017	08/2018	$18.0 ($18.0)
M/T Amadeus	2.0	06/2015	08/2017	$17.0 ($16.8)
M/T Atlantas II	1.0	10/2016	12/2017	$13.0 ($12.8)
M/T Atlantas II	0.4 to 0.7	01/2018	07/2018	$11.0 ($10.9)
M/T Amoureux	1.0	04/2017	04/2018	$22.0 ($22.0)
M/T Aktoras	0.8 to 1.0	09/2017	01/2018	$11.0 ($10.9)
M/T Aiolos	0.8 to 1.0	09/2017	07/2018	$11.0 ($10.9)
M/T Amor	0.2	09/2017	01/2018	$14.0 ($13.8)